Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	WESTWOOD HOLDINGS GROUP, INC.
Entity Tax Identification Number	75-2969997
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31234
Entity Address, Address Line One	200 Crescent Court, Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	756-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	WHG
Security Exchange Name	NYSE
Entity Central Index Key	0001165002
Amendment Flag	false